Long Term Debt and Preference Securities	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Long Term Debt and Preference Securities
11.          Long Term Debt and Preference Securities
Long-term Debt
On June 18, 2020, the Group issued $300.0 million and on July 2, 2020 the Group issued a further $30.0 million of its 4.875% Senior Notes due June 30, 2030 (collectively, the “Senior Notes”), with interest payable on June 30 and December 30 of each year, commencing on December 30, 2020. The Senior Notes are redeemable at the applicable redemption price, subject to the terms described in the indenture for the Senior Notes. However, the Senior Notes may not be redeemed at any time prior to their maturity if enhanced capital requirements, as established by the Bermuda Monetary Authority (“BMA”), would be breached immediately before or after giving effect to the redemption of such notes, unless, in each case, the Group replaces the capital represented by the Senior Notes to be redeemed with capital having equal or better capital treatment as the notes under applicable BMA rules. The Senior Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
On October 16, 2020, the Group issued $105.0 million, and on October 20, 2020, the Group issued a further $20.0 million of its 6.625% Fixed-Rate Reset Junior Subordinated Notes due April 1, 2041 (collectively, the “Junior Notes”) with interest payable on April 1 and October 1 of each year, commencing on April 1, 2021. The interest rate is reset on April 1, 2026 at the U.S. five-year treasury rate on the reset interest determination date plus 6.323%, and every five years thereafter. The Junior Notes are redeemable at par value for six months after each interest rate reset date. The Junior Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at September 30, 2024 and December 31, 2023:

	September 30, 2024		December 31, 2023
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
4.875% Senior notes due 2030	$330.0	$(4.4)	$330.0	$(5.0)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.8)	125.0	(1.8)
Total	$455.0	$(6.2)	$455.0	$(6.8)
Preference Securities
In 2015, the Group issued shares of cumulative 9% preference securities with a redemption price equal to $10,000 per share, plus all declared and unpaid dividends (the “Preference Securities”). The Preference Securities are subject to mandatory redemption on June 15, 2050. The Preference Securities are subject to redemption at the option of the Group as follows: (i) if the redemption occurs prior to December 15, 2025, at an amount equal to the present value (calculated using the Treasury Rate plus 0.5%) of the redemption price plus the remaining scheduled dividend payments up to December 15, 2025; or (ii) if the redemption occurs after December 15, 2025, at an amount equal to the redemption price plus all accrued and unpaid dividends, if any, through the date of redemption.
Holders of Preference Securities are entitled to receive quarterly dividend payments on March 15, June 15, September 15, and December 15 only when, and if, declared by the Group’s Board of Directors. To the extent declared, these dividends will accumulate, with respect to each dividend period, in the amount per share equal to 9% of the $10,000 liquidation preference per annum. From December 15, 2025, the dividend rate resets to the greater of: (i) three-month LIBOR plus 9.773% and (ii) 9%, determined quarterly. Due to the discontinuation of LIBOR on June 30, 2023, an alternative reference rate will be determined in advance of the interest rate reset date. Currently the holders of all Preference Securities do not have any voting rights.
During the three and nine months ended September 30, 2024, the Group paid quarterly preference dividends of $1.3 million and $3.9 million, respectively, (2023: $1.3 million and $3.9 million) to holders of the Group’s Preference Securities. The preference dividends are recorded as a component of financing costs on the Consolidated Statements of Income. At September 30, 2024, dividends payable of $0.2 million (December 31, 2023: $0.2 million) are included in other liabilities. No other outstanding amounts are payable to holders of the Preference Securities.

	September 30, 2024	December 31, 2023
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835